Earnings Per Share - Summary of Calculation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Numerator:
Net income (loss)	$ (7,024)	$ (2,708)	$ 2,169	$ 8,782	$ (6,985)
Denominator:
Basic weighted average common shares outstanding	33,763,436	33,186,273	33,187,776	33,186,426	34,478,732
Potential common shares for stock options	0	0	842,339	561,109
Diluted weighted average common shares outstanding	33,763,436	33,186,273	34,030,115	33,747,535	34,478,732
Earnings (loss) per shares:
Basic	$ (0.21)	$ (0.08)	$ 0.07	$ 0.26	$ (0.20)
Diluted	$ (0.21)	$ (0.08)	$ 0.06	$ 0.26	$ (0.20)